Transfers of financial assets and variable interest entities	12 Months Ended
Dec. 31, 2021
Transfers of financial assets and variable interest entities
35 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and for Group tax or regulatory purposes.
Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, CP and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.
The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS) and ABS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs. Third-party guarantees may further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.
The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to re-securitize an existing security to give the investor an investment with different risk ratings or characteristics.
The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include managed collateralized loan obligations (CLOs), CLOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CLOs are collateralized by loans transferred to the CLO vehicle and pay a return based on the returns on the loans. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures, investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.
When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.
Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and loans involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.
The Group does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 2021, 2020 and 2019 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	2021	2020	2019
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	(7)	85	10
Proceeds from transfer of assets	3,525	9,209	7,757
Cash received on interests that continue to be held	42	52	162
RMBS
Net gain [1]	70	32	2
Proceeds from transfer of assets	37,048	23,358	21,566
Purchases of previously transferred financial assets or its underlying collateral	(1,604)	0	(1)
Servicing fees	2	2	2
Cash received on interests that continue to be held	1,088	864	312
Other asset-backed financings
Net gain [1]	65	105	101
Proceeds from transfer of assets	12,129	9,564	11,702
Purchases of previously transferred financial assets or its underlying collateral	(1,323)	(1,606)	(763)
Fees [2]	165	148	151
Cash received on interests that continue to be held	14	17	6
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets. Beneficial interests, which are valued at fair value, include rights to receive all or portions of specified cash inflows received by an SPE, including, but not limited to, senior and subordinated shares of interest, principal, or other cash inflows to be “passed through” or “paid through”, premiums due to guarantors, CP obligations, and residual interests, whether in the form of debt or equity.
The Group’s exposure resulting from continuing involvement in transferred financial assets is generally limited to beneficial interests typically held by the Group in the form of instruments issued by SPEs that are senior, subordinated or residual tranches. These instruments are held by the Group typically in connection with underwriting or market-making activities and are included in trading assets in the consolidated balance sheets. Any changes in the fair value of these beneficial interests are recognized in the consolidated statements of operations.
Investors usually have recourse to the assets in the SPE and often benefit from other credit enhancements, such as collateral accounts, or from liquidity facilities, such as lines of credit or liquidity put option of asset purchase agreements. The SPE may also enter into a derivative contract in order to convert the yield or currency of the underlying assets to match the needs of the SPE investors, or to limit or change the credit risk of the SPE. The Group may be the provider of certain credit enhancements as well as the counterparty to any related derivative contract.
The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of December 31, 2021 and 2020, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2021	2020
CHF million
CMBS
Principal amount outstanding	15,428	17,421
Total assets of SPE	23,205	24,455
RMBS
Principal amount outstanding	56,990	47,324
Total assets of SPE	56,990	47,863
Other asset-backed financings
Principal amount outstanding	24,856	24,968
Total assets of SPE	57,797	50,817
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Fair value measurement” in Note 36 – Financial instruments for further information on the fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2021							2020							2019
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			196				2,594			342				2,692			549				3,171
of which level 2			170				2,126			305				2,398			455				2,978
of which level 3			26				468			37				294			94				193
Weighted-average life, in years			5.2				5.3			6.4				3.8			5.5				5.5
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	3.0	–	37.7			–	[2]	1.0	–	47.0			–	[2]	2.0	–	37.3
Cash flow discount rate (rate per annum), in % [3]	1.8	–	5.0		1.0	–	33.4	1.4	–	20.9		0.2	–	40.8	2.5	–	8.3		1.5	–	15.7
Expected credit losses (rate per annum), in % [4]	0.9	–	4.3		0.1	–	32.5	1.9	–	8.6		1.6	–	22.9	1.3	–	1.9		1.5	–	7.6
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate is based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of December 31, 2021 and 2020.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2021											2020
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			281				2,310			402				296				1,851			350
of which non-investment grade			55				370			27				36				631			23
Weighted-average life, in years			3.9				4.7			5.5				5.6				4.0			4.8
Prepayment speed assumption (rate per annum), in % [3]			–		5.1	–	41.9			–				–		4.0	–	50.1			–
Impact on fair value from 10% adverse change			–				(31.1)			–				–				(43.7)			–
Impact on fair value from 20% adverse change			–				(59.8)			–				–				(92.1)			–
Cash flow discount rate (rate per annum), in % [4]	1.7	–	50.7		0.7	–	35.5	0.3	–	14.7		0.6	–	38.2		0.3	–	39.7	0.7	–	27.7
Impact on fair value from 10% adverse change			(3.5)				(38.1)			(4.9)				(4.9)				(22.4)			(4.2)
Impact on fair value from 20% adverse change			(6.8)				(73.3)			(9.7)				(9.6)				(43.5)			(8.2)
Expected credit losses (rate per annum), in % [5]	0.6	–	8.4		0.4	–	34.2	0.7	–	13.3		0.4	–	14.7		0.6	–	39.6	0.7	–	26.8
Impact on fair value from 10% adverse change			(2.5)				(28.5)			(4.3)				(4.3)				(20.2)			(4.5)
Impact on fair value from 20% adverse change			(4.9)				(54.8)			(8.4)				(8.5)				(39.2)			(8.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate is based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of December 31, 2021 and 2020.
> Refer to “Note 37 – Assets pledged and collateral” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2021	2020
CHF million
RMBS
Other assets	257	0
Liability to SPE, included in other liabilities	(257)	0
Other asset-backed financings
Trading assets	557	496
Other assets	200	246
Liability to SPE, included in other liabilities	(757)	(742)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
For securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings, US GAAP requires the disclosure of the collateral pledged and the associated risks to which a transferor continues to be exposed after the transfer. This provides an understanding of the nature and risks of short-term collateralized financing obtained through these types of transactions.
Securities sold under repurchase agreements and securities lending transactions represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activities. These transactions are collateralized principally by government debt securities, corporate debt securities, asset-backed securities, equity securities and other collateral and have terms ranging from on demand to a longer period of time.
In the event of the Group’s default or a decline in fair value of collateral pledged, the repurchase agreement provides the counterparty with the right to liquidate the collateral held or request additional collateral. Similarly, in the event of the Group’s default, the securities lending transaction provides the counterparty the right to liquidate the securities borrowed.
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of December 31, 2021 and 2020.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2021	2020
CHF billion
Government debt securities	15.9	12.1
Corporate debt securities	9.6	7.7
Asset-backed securities	4.6	6.0
Equity securities	0.5	0.0
Other	5.6	1.9
Securities sold under repurchase agreements	36.2	27.7
Government debt securities	13.9	12.4
Corporate debt securities	0.3	0.1
Asset-backed securities	0.3	1.0
Equity securities	1.0	3.5
Other	0.2	0.1
Securities lending transactions	15.7	17.1
Government debt securities	3.6	5.8
Corporate debt securities	0.6	5.6
Equity securities	10.8	39.3
Other	0.0	0.1
Obligation to return securities received as collateral, at fair value	15.0	50.8
Total	66.9	95.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2021 (CHF billion)
Securities sold under repurchase agreements	5.2		15.7		6.0	9.3	36.2
Securities lending transactions	2.3		1.7		1.6	10.1	15.7
Obligation to return securities received as collateral, at fair value	15.0		0.0		0.0	0.0	15.0
Total	22.5		17.4		7.6	19.4	66.9
2020 (CHF billion)
Securities sold under repurchase agreements	5.8		11.8		5.9	4.2	27.7
Securities lending transactions	4.2		3.4		9.5	0.0	17.1
Obligation to return securities received as collateral, at fair value	50.2		0.3		0.3	0.0	50.8
Total	60.2		15.5		15.7	4.2	95.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 28 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are grouped into three primary categories: collateralized debt obligations (CDOs)/CLOs, CP conduits and financial intermediation. VIEs are SPEs that typically either lack sufficient equity to finance their activities without additional subordinated financial support or are structured such that the holders of the voting rights do not substantively participate in the gains and losses of the entity. VIEs may be sponsored by the Group or third parties. Such entities are required to be assessed for consolidation, compelling the primary beneficiary to consolidate the VIE. The consolidation assessment requires an entity to determine whether it has the power to direct the activities that most significantly affect the economics of the VIE as well as whether the reporting entity has potentially significant benefits or losses in the VIE. The primary beneficiary assessment must be re-evaluated on an ongoing basis.
Application of the requirements for consolidation of VIEs may require the exercise of significant judgment. In the event consolidation of a VIE is required, the exposure to the Group is limited to that portion of the VIE’s assets attributable to any variable interest held by the Group prior to any risk management activities to hedge the Group’s net exposure. Any interests held in the VIE by third parties, even though consolidated by the Group, will not typically impact its results of operations.
Transactions with VIEs are generally executed to facilitate securitization activities or to meet specific client needs, such as providing liquidity or investing opportunities, and, as part of these activities, the Group may hold interests in the VIEs. Securitization-related transactions with VIEs involve selling or purchasing assets as well as possibly entering into related derivatives with those VIEs, providing liquidity, credit or other support. Other transactions with VIEs include derivative transactions in the Group’s capacity as the prime broker. The Group also enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. Typically, the VIE’s assets are restricted in nature in that they are held primarily to satisfy the obligations of the entity. Further, the Group is involved with VIEs which were formed for the purpose of offering alternative investment solutions to clients. Such VIEs relate primarily to private equity investments, fund-linked vehicles or funds of funds, where the Group acts as structurer, manager, distributor, broker, market maker or liquidity provider.
As a consequence of these activities, the Group holds variable interests in VIEs. Such variable interests consist of financial instruments issued by VIEs and which are held by the Group, certain derivatives with VIEs or loans to VIEs. Guarantees issued by the Group to or on behalf of VIEs may also qualify as variable interests. For such guarantees, including derivatives that act as guarantees, the notional amount of the respective guarantees is presented to represent the exposure. In general, investors in consolidated VIEs do not have recourse to the Group in the event of a default, except where a guarantee was provided to the investors or where the Group is the counterparty to a derivative transaction involving VIEs.
Total assets of consolidated and non-consolidated VIEs for which the Group has involvement represent the total assets of the VIEs even though the Group’s involvement may be significantly less due to interests held by third-party investors. The asset balances for non-consolidated VIEs where the Group has significant involvement represent the most current information available to the Group regarding the remaining principal balance of assets owned. In most cases, the asset balances represent an amortized cost basis without regards to impairments in fair value, unless fair value information is readily available.
The Group’s maximum exposure to loss is different from the carrying value of the assets of the VIE. This maximum exposure to loss consists of the carrying value of the Group variable interests held as trading assets, derivatives and loans, the notional amount of guarantees and off-balance sheet commitments to VIEs, rather than the amount of total assets of the VIEs. The maximum exposure to loss does not reflect the Group’s risk management activities, including effects from financial instruments that the Group may utilize to economically hedge the risks inherent in these VIEs. The economic risks associated with VIE exposures held by the Group, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.
The Group has not provided financial or other support to consolidated or non-consolidated VIEs that it was not contractually required to provide.
Collateralized debt and loan obligations
The Group engages in CDO/CLO transactions to meet client and investor needs, earn fees and sell financial assets and, for CLOs, loans. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction. As part of its structured finance business, the Group purchases loans and other debt obligations from and on behalf of clients for the purpose of securitization. The loans and other debt obligations are sold to VIEs, which in turn issue CDO/CLOs to fund the purchase of assets such as investment grade and high yield corporate debt instruments.
Typically, the collateral manager in a managed CDO/CLO is deemed to be the entity that has the power to direct the activities that most affect the economics of the entity. In a static CDO/CLO this “power” role is more difficult to analyze and may be the sponsor of the entity or the CDS counterparty.
CDO/CLOs provide credit risk exposure to a portfolio of ABS or loans (cash CDO/CLOs) or a reference portfolio of securities or loans (synthetic CDO/CLOs). Cash CDO/CLO transactions hold actual securities or loans whereas synthetic CDO/CLO transactions use CDS to exchange the underlying credit risk instead of using cash assets. The Group may also act as a derivative counterparty to the VIEs, which are typically not variable interests, and may invest in portions of the notes or equity issued by the VIEs. The CDO/CLO entities may have actively managed portfolios or static portfolios.
The securities issued by these VIEs are payable solely from the cash flows of the related collateral, and third-party creditors of these VIEs do not have recourse to the Group in the event of default.
The Group’s exposure in CDO/CLO transactions is typically limited to interests retained in connection with its underwriting or market-making activities. Unless the Group has been deemed to have “power” over the entity and these interests are potentially significant, the Group is not the primary beneficiary of the vehicle and does not consolidate the entity. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.
Commercial paper conduit
The Group acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Group financing purposes. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings on its CP. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. In addition to CP, Alpine may also issue term notes with maturities up to 30 months. The Group (including Alpine) can enter into liquidity facilities with third-party entities pursuant to which it may be required to purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Group is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of Alpine’s outstanding CP was approximately 226 days as of December 31, 2021. Alpine’s CP was rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s and had exposures mainly in reverse repurchase agreements with a Group entity, consumer loans, solar loans and leases, aircraft loans and leases and loans collateralized by royalties.
The Group’s financial commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Group to provide short-term financing to the CP conduit or to purchase assets from the CP conduit in certain circumstances, including, but not limited to, a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Group enters into liquidity facilities with CP conduits administrated and sponsored by third parties. These third-party CP conduits are considered to be VIEs for accounting purposes. The Group is not the primary beneficiary and does not consolidate these third-party CP conduits. The Group’s financial commitment to these third-party CP conduits consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Group to provide short-term financing to the third-party CP conduits or to purchase assets from these CP conduits in certain circumstances, including, but not limited to, a lack of liquidity in the CP market such that the CP conduits cannot refinance their obligations or a default of an underlying asset. The asset-specific credit enhancements, if any, provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. In some situations, the Group can enter into liquidity facilities with these third-party CP conduits through Alpine.
The Group’s economic risks associated with the Alpine CP conduit and the third-party CP conduits are included in the Group’s risk management framework including counterparty, economic risk capital and scenario analysis.
Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts, including, but not limited to, economic hedging strategies and collateral arrangements. The Group’s economic risks associated with consolidated and non-consolidated VIE exposures arising from financial intermediation, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.
Financial intermediation consists of securitizations, funds, loans, and other vehicles.
Securitizations
Securitizations are primarily CMBS, RMBS and ABS vehicles. The Group acts as an underwriter, market maker, liquidity provider, derivative counterparty and/or provider of credit enhancements to VIEs related to certain securitization transactions.
The maximum exposure to loss is the carrying value of the loan securities and derivative positions that are variable interests, if any, plus the exposure arising from any credit enhancements the Group provided. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.
The activities that have the most significant impact on the securitization vehicle are the decisions relating to defaulted loans, which are controlled by the servicer. The party that controls the servicing has the ability to make decisions that significantly affect the result of the activities of the securitization vehicle. If a securitization vehicle has multiple parties that control servicing over specific assets, the Group determines it has power when it has control over the servicing of greater than 50% of the assets in the securitization vehicle. When a servicer or its related party also has an economic interest that has the potential to absorb a significant portion of the gains and/or losses, it will be deemed the primary beneficiary and consolidate the vehicle. If the Group determines that it controls the relevant servicing, it then determines if it has the obligation to absorb losses from, or the right to receive benefits of, the securitization vehicle that could potentially be significant to the vehicle, primarily by evaluating the amount and nature of securities issued by the vehicle that it holds. Factors considered in this analysis include the level of subordination of the securities held as well as the size of the position, based on the percentage of the class of securities and the total deal classes of securities issued. The more subordinated the level of securities held, the more likely it is that the Group will be the primary beneficiary. This consolidation analysis is performed each reporting period based on changes in inventory and the levels of assets remaining in the securitization. The Group typically consolidates securitization vehicles when it is the servicer and has holdings stemming from its role as underwriter. Short-term market making holdings in vehicles are not typically considered to be potentially significant for the purposes of this assessment.
In the case of re-securitizations of previously issued RMBS securities, the re-securitization vehicles are passive in nature and do not have any significant ongoing activities that require management, and decisions relating to the design of the securitization transaction at its inception are the key power relating to the vehicle. Activities at inception include selecting the assets and determining the capital structure. The power over a re-securitization vehicle is typically shared between the Group and the investor(s) involved in the design and creation of the vehicle. The Group concludes that it is the primary beneficiary of a re-securitization vehicle when it owns substantially all of the bonds issued from the vehicle.
Funds
Funds include investment structures such as mutual funds, funds of funds, private equity funds and fund-linked products where the investors’ interest is typically in the form of debt rather than equity, thereby making them VIEs. The Group may have various relationships with such VIEs in the form of structurer, investment advisor, investment manager, administrator, custodian, underwriter, placement agent, market maker and/or as prime broker. These activities include the use of VIEs in structuring fund-linked products, hedge funds of funds or private equity investments to provide clients with investment opportunities in alternative investments. In such transactions, a VIE holds underlying investments and issues securities that provide the investors with a return based on the performance of those investments.
The maximum exposure to loss consists of the fair value of instruments issued by such structures that are held by the Group as a result of underwriting or market-making activities, financing provided to the vehicles and the Group’s exposure resulting from principal protection and redemptions features. The investors typically retain the risk of loss on such transactions, but for certain fund types, the Group may provide principal protection on the securities to limit the investors’ exposure to downside market risk. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risk of the VIEs.
Another model is used to assess funds for consolidation under US GAAP. Rather than the consolidation model which incorporates power and the potential to absorb significant risk and rewards, a previous consolidation model is used which results in the Group being the primary beneficiary and consolidating the funds if it holds more than 50% of their outstanding issuances.
Loans
The Group provides loans to financing vehicles owned or sponsored by clients or third-parties. These tailored lending arrangements are established to purchase, lease or otherwise finance and manage clients’ assets and include financing of specified client assets, of an individual single-asset used by the client or business ventures. The respective owner of the assets or manager of the businesses provides the equity in the vehicle.
The maximum exposure to loss is the carrying value of the Group’s loan exposure, which is subject to the same credit risk management procedures as loans issued directly to clients. The clients’ creditworthiness is carefully reviewed, loan-to-value ratios are strictly set and, in addition, clients provide equity, additional collateral or guarantees, all of which significantly reduce the Group’s exposure. The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts, which includes over-collateralization and effective monitoring to ensure that a sufficient loan-to-value ratio is maintained.
The third-party sponsor of the VIE will typically have control over the assets during the life of the structure and have the potential to absorb significant gains and losses; the Group is typically not the primary beneficiary of these structures and will not have to consolidate them. However, a change in the structure, such as a default of the sponsor, may result in the Group gaining control over the assets. If the Group’s lending is significant, it may then be required to consolidate the entity.
Other
Other includes additional vehicles where the Group provides financing and trust preferred issuance vehicles. Trust preferred issuance vehicles are utilized to assist the Group in raising capital-efficient financing. The VIE issues preference shares which are guaranteed by the Group and uses the proceeds to purchase the debt of the Group. The Group’s guarantee of its own debt is not considered a variable interest and, as it has no holdings in these vehicles, the Group has no maximum exposure to loss. Non-consolidated VIEs include only the total assets of trust preferred issuance vehicles, as the Group has no variable interests with these entities.
Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidates all VIEs related to financial intermediation for which it is the primary beneficiary.
The consolidated VIEs table provides the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of December 31, 2021 and 2020.
Consolidated VIEs in which the Group was the primary beneficiary
		Financial intermediation
end of	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2021 (CHF million)
Cash and due from banks	1	42	25	27	13	108
Trading assets	0	1,158	54	610	0	1,822
Other investments	0	0	65	789	161	1,015
Net loans	1,022	317	0	28	33	1,400
Other assets	31	604	78	108	675	1,496
of which loans held-for-sale	0	50	23	0	1	74
of which premises and equipment	0	0	0	27	0	27
Total assets of consolidated VIEs	1,054	2,121	222	1,562	882	5,841
Trading liabilities	0	0	0	8	0	8
Short-term borrowings	4,337	0	15	0	0	4,352
Long-term debt	0	1,342	0	3	46	1,391
Other liabilities	67	1	20	60	83	231
Total liabilities of consolidated VIEs	4,404	1,343	35	71	129	5,982
2020 (CHF million)
Cash and due from banks	0	23	22	37	8	90
Trading assets	0	1,255	50	840	19	2,164
Other investments	0	0	129	920	202	1,251
Net loans	653	0	51	29	167	900
Other assets	21	979	15	82	779	1,876
of which loans held-for-sale	0	462	10	0	0	472
of which premises and equipment	0	0	0	30	4	34
Total assets of consolidated VIEs	674	2,257	267	1,908	1,175	6,281
Customer deposits	0	0	0	0	1	1
Trading liabilities	0	0	0	10	0	10
Short-term borrowings	4,178	0	0	0	0	4,178
Long-term debt	0	1,701	0	10	35	1,746
Other liabilities	53	1	3	73	78	208
Total liabilities of consolidated VIEs	4,231	1,702	3	93	114	6,143
Non-consolidated VIEs
The non-consolidated VIEs table provides the carrying amounts and classification of the assets of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
Total variable interest assets for which the company has involvement represent the carrying value of the variable interests in non-consolidated VIEs that are recorded in the consolidated balance sheet of the Group (for example, direct holdings in investment funds, loans and other receivables).
Maximum exposure to loss represents the carrying value of total variable interest assets in non-consolidated VIEs of the Group and the notional amounts of guarantees and off-balance sheet commitments which are variable interests that have been extended to non-consolidated VIEs. Such amounts, particularly notional amounts of derivatives, guarantees and off-balance sheet commitments, do not represent the anticipated losses in connection with these transactions as they do not take into consideration the effect of collateral, recoveries or the probability of loss. In addition, they exclude the effect of offsetting financial instruments that are held to mitigate these risks and have not been reduced by unrealized losses previously recorded by the Group in connection with guarantees, off-balance sheet commitments or derivatives.
Total assets of non-consolidated VIEs are the assets of the non-consolidated VIEs themselves and are typically unrelated to the exposures the Group has with these entities due to variable interests held by third-party investors. Accordingly, these amounts are not considered for risk management purposes.
Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain repurchase financings to funds and single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and/or guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2021 (CHF million)
Trading assets	257	0		4,526	932	13	5,494	11,222
Net loans	268	1,005		940	2,403	8,774	1,986	15,376
Other assets	6	0		22	112	0	628	768
Total variable interest assets	531	1,005		5,488	3,447	8,787	8,108	27,366
Maximum exposure to loss	774	7,625		8,036	3,447	13,068	8,637	41,587
Total assets of non-consolidated VIEs	10,266	14,948		108,942	103,179	36,428	24,945	298,708
2020 (CHF million)
Trading assets	250	0		4,500	1,113	66	8,617	14,546
Net loans	357	371		734	1,967	6,989	939	11,357
Other assets	2	0		3	119	0	344	468
Total variable interest assets	609	371		5,237	3,199	7,055	9,900	26,371
Maximum exposure to loss	852	5,538		7,329	3,199	11,235	10,226	38,379
Total assets of non-consolidated VIEs	8,553	11,148		127,785	89,686	26,186	33,140	296,498
1 Includes liquidity facilities provided to third-party CP conduits through Alpine Securities Ltd.

Bank
Transfers of financial assets and variable interest entities
34 Transfers of financial assets and variable interest entities
Transfers of financial assets
> Refer to “Note 35 – Transfers of financial assets and variable interest entities” in VI– Credit Suisse Group – Consolidated financial statements for further information.
Securitizations
The following table provides the gains or losses and proceeds from the transfer of assets relating to 2021, 2020 and 2019 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	2021	2020	2019
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	(7)	85	10
Proceeds from transfer of assets	3,525	9,209	7,757
Cash received on interests that continue to be held	42	52	162
RMBS
Net gain [1]	70	32	2
Proceeds from transfer of assets	37,048	23,358	21,566
Purchases of previously transferred financial assets or its underlying collateral	(1,604)	0	(1)
Servicing fees	2	2	2
Cash received on interests that continue to be held	1,088	864	312
Other asset-backed financings
Net gain [1]	65	105	101
Proceeds from transfer of assets	12,129	9,564	11,702
Purchases of previously transferred financial assets or its underlying collateral	(1,323)	(1,606)	(763)
Fees [2]	165	148	151
Cash received on interests that continue to be held	14	17	6
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of December 31, 2021 and 2020, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2021	2020
CHF million
CMBS
Principal amount outstanding	15,428	17,421
Total assets of SPE	23,205	24,455
RMBS
Principal amount outstanding	56,990	47,324
Total assets of SPE	56,990	47,863
Other asset-backed financings
Principal amount outstanding	24,856	24,968
Total assets of SPE	57,797	50,817
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 35 – Financial instruments” for further information on the fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2021							2020							2019
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			196				2,594			342				2,692			549				3,171
of which level 2			170				2,126			305				2,398			455				2,978
of which level 3			26				468			37				294			94				193
Weighted-average life, in years			5.2				5.3			6.4				3.8			5.5				5.5
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	3.0	–	37.7			–	[2]	1.0	–	47.0			–	[2]	2.0	–	37.3
Cash flow discount rate (rate per annum), in % [3]	1.8	–	5.0		1.0	–	33.4	1.4	–	20.9		0.2	–	40.8	2.5	–	8.3		1.5	–	15.7
Expected credit losses (rate per annum), in % [4]	0.9	–	4.3		0.1	–	32.5	1.9	–	8.6		1.6	–	22.9	1.3	–	1.9		1.5	–	7.6
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of December 31, 2021 and 2020.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2021											2020
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			281				2,310			402				296				1,851			350
of which non-investment grade			55				370			27				36				631			23
Weighted-average life, in years			3.9				4.7			5.5				5.6				4.0			4.8
Prepayment speed assumption (rate per annum), in % [3]			–		5.1	–	41.9			–				–		4.0	–	50.1			–
Impact on fair value from 10% adverse change			–				(31.1)			–				–				(43.7)			–
Impact on fair value from 20% adverse change			–				(59.8)			–				–				(92.1)			–
Cash flow discount rate (rate per annum), in % [4]	1.7	–	50.7		0.7	–	35.5	0.3	–	14.7		0.6	–	38.2		0.3	–	39.7	0.7	–	27.7
Impact on fair value from 10% adverse change			(3.5)				(38.1)			(4.9)				(4.9)				(22.4)			(4.2)
Impact on fair value from 20% adverse change			(6.8)				(73.3)			(9.7)				(9.6)				(43.5)			(8.2)
Expected credit losses (rate per annum), in % [5]	0.6	–	8.4		0.4	–	34.2	0.7	–	13.3		0.4	–	14.7		0.6	–	39.6	0.7	–	26.8
Impact on fair value from 10% adverse change			(2.5)				(28.5)			(4.3)				(4.3)				(20.2)			(4.5)
Impact on fair value from 20% adverse change			(4.9)				(54.8)			(8.4)				(8.5)				(39.2)			(8.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of December 31, 2021 and 2020.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2021	2020
CHF million
RMBS
Other assets	257	0
Liability to SPE, included in other liabilities	(257)	0
Other asset-backed financings
Trading assets	557	496
Other assets	200	246
Liability to SPE, included in other liabilities	(757)	(742)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of December 31, 2021 and 2020.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2021	2020
CHF billion
Government debt securities	16.0	12.2
Corporate debt securities	9.6	7.7
Asset-backed securities	4.6	6.0
Equity securities	0.5	0.0
Other	5.6	1.8
Securities sold under repurchase agreements	36.3	27.7
Government debt securities	13.9	12.5
Corporate debt securities	0.3	0.1
Asset-backed securities	0.3	1.0
Equity securities	1.0	3.5
Other	0.2	0.1
Securities lending transactions	15.7	17.2
Government debt securities	3.6	5.8
Corporate debt securities	0.6	5.6
Equity securities	10.8	39.3
Other	0.0	0.1
Obligation to return securities received as collateral, at fair value	15.0	50.8
Total	67.0	95.7
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2021 (CHF billion)
Securities sold under repurchase agreements	5.3		15.8		6.0	9.2	36.3
Securities lending transactions	2.3		1.7		1.6	10.1	15.7
Obligation to return securities received as collateral, at fair value	15.0		0.0		0.0	0.0	15.0
Total	22.6		17.5		7.6	19.3	67.0
2020 (CHF billion)
Securities sold under repurchase agreements	5.8		11.8		5.9	4.2	27.7
Securities lending transactions	4.2		3.4		9.6	0.0	17.2
Obligation to return securities received as collateral, at fair value	50.2		0.3		0.3	0.0	50.8
Total	60.2		15.5		15.8	4.2	95.7
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 27 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
> Refer to “Note 35 – Transfers of financial assets and variable interest entities” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Commercial paper conduit
The Bank acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine Securitization Ltd (Alpine), a multi-seller asset-backed commercial paper (CP) conduit used for client and Bank financing purposes. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings on its CP. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. In addition to CP, Alpine may also issue term notes with maturities up to 30 months. The Bank (including Alpine) can enter into liquidity facilities with third-party entities pursuant to which it may be required to purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets are available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of Alpine’s outstanding CP was approximately 226 days as of December 31, 2021. Alpine’s CP was rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s and had exposures mainly in reverse repurchase agreements with a Bank entity, consumer loans, solar loans and leases, aircraft loans and leases and loans collateralized by royalties.
The Bank’s financial commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to provide short-term financing to the CP conduit or to purchase assets from the CP conduit in certain circumstances, including, but not limited to, a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Bank enters into liquidity facilities with CP conduits administrated and sponsored by third parties. These third-party CP conduits are considered to be VIEs for accounting purposes. The Bank is not the primary beneficiary and does not consolidate these third-party CP conduits. The Bank’s financial commitment to these third-party CP conduits consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to provide short-term financing to the third-party CP conduits or to purchase assets from these CP conduits in certain circumstances, including, but not limited to, a lack of liquidity in the CP market such that the CP conduits cannot refinance their obligations or a default of an underlying asset. The asset-specific credit enhancements, if any, provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. In some situations, the Bank can enter into liquidity facilities with these third-party CP conduits through Alpine.
The Bank’s economic risks associated with the Alpine CP conduit and the third-party CP conduits are included in the Bank’s risk management framework including counterparty, economic risk capital and scenario analysis.
Consolidated VIEs
The Bank has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Bank consolidates all VIEs related to financial intermediation for which it is the primary beneficiary.
The consolidated VIEs table provides the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of December 31, 2021 and 2020.
Consolidated VIEs in which the Bank was the primary beneficiary
		Financial intermediation
end of	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2021 (CHF million)
Cash and due from banks	1	42	25	27	13	108
Trading assets	0	1,158	54	610	0	1,822
Other investments	0	0	65	789	161	1,015
Net loans	1,022	317	0	28	33	1,400
Other assets	31	604	78	95	674	1,482
of which loans held-for-sale	0	50	23	0	1	74
of which premises and equipment	0	0	0	12	0	12
Total assets of consolidated VIEs	1,054	2,121	222	1,549	881	5,827
Trading liabilities	0	0	0	8	0	8
Short-term borrowings	4,337	0	15	0	0	4,352
Long-term debt	0	1,342	0	3	46	1,391
Other liabilities	67	1	20	61	84	233
Total liabilities of consolidated VIEs	4,404	1,343	35	72	130	5,984
2020 (CHF million)
Cash and due from banks	0	23	22	37	8	90
Trading assets	0	1,255	50	840	19	2,164
Other investments	0	0	129	920	202	1,251
Net loans	653	0	51	29	167	900
Other assets	21	979	15	65	778	1,858
of which loans held-for-sale	0	462	10	0	0	472
of which premises and equipment	0	0	0	13	4	17
Total assets of consolidated VIEs	674	2,257	267	1,891	1,174	6,263
Customer deposits	0	0	0	0	1	1
Trading liabilities	0	0	0	10	0	10
Short-term borrowings	4,178	0	0	0	0	4,178
Long-term debt	0	1,701	0	10	35	1,746
Other liabilities	53	1	3	72	78	207
Total liabilities of consolidated VIEs	4,231	1,702	3	92	114	6,142
Non-consolidated VIEs
The non-consolidated VIEs table provides the carrying amounts and classification of the assets of variable interests recorded in the Bank’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Bank’s interest is in the form of securities held in the Bank’s inventory, certain repurchase financings to funds and single-asset financing vehicles not sponsored by the Bank to which the Bank provides financing but has very little risk of loss due to over-collateralization and/or guarantees, failed sales where the Bank does not have any other holdings and other entities out of scope.
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2021 (CHF million)
Trading assets	257	0		4,526	932	13	5,494	11,222
Net loans	268	1,005		940	2,403	8,774	1,986	15,376
Other assets	6	0		22	109	0	628	765
Total variable interest assets	531	1,005		5,488	3,444	8,787	8,108	27,363
Maximum exposure to loss	774	7,625		8,036	3,444	13,068	8,637	41,584
Total assets of non-consolidated VIEs	10,266	14,948		108,942	102,820	36,428	19,804	293,208
2020 (CHF million)
Trading assets	250	0		4,500	1,113	66	8,617	14,546
Net loans	357	371		734	1,967	6,989	939	11,357
Other assets	2	0		3	110	0	344	459
Total variable interest assets	609	371		5,237	3,190	7,055	9,900	26,362
Maximum exposure to loss	852	5,538		7,329	3,190	11,235	10,226	38,370
Total assets of non-consolidated VIEs	8,553	11,148		127,785	87,618	26,186	25,759	287,049
1 Includes liquidity facilities provided to third-party CP conduits through Alpine Securities Ltd.